Net revenues (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net revenues	$ 3,002,055	$ 2,766,481	$ 2,573,233
Currency United State [Member]
IfrsStatementLineItems [Line Items]
Net revenues	2,432,165	2,239,869	2,050,053
Currency Brazil [Member]
IfrsStatementLineItems [Line Items]
Net revenues	$ 569,890	$ 526,612	$ 523,180